Other Income	12 Months Ended
Nov. 30, 2024
Other Income [Abstract]
OTHER INCOME
13.	OTHER INCOME

	For the Year Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Government grant	215,000	—	—	—
Bank interest income	2,446	474,720	1,936,131	11,443
Sundry income	62,795	99,407	89,036	248,845
Exchange gain (or loss)	—	—	(498,985)	(64,133)
Total	280,241	574,127	1,526,182	196,155

Other income mainly represented (i) government grant mainly in relation to the Distance Business Program launched by the Innovation and Technology Commission under the Anti-Epidemic Fund set up by the Hong Kong Government to support enterprises to adopt IT solutions to continue the business and service during the epidemic, (ii) bank interest income arisen from the fixed term deposit, (iii) sundry income, and (iv) exchange gain (or loss) from foreign currency.